SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - Other Comprehensive Income (Loss) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Balance as of January 1, 2020	$ 0
Other comprehensive income before reclassifications, net of tax	3,898
Amounts reclassified from AOCI	(2,126)
Other comprehensive income, net of tax	1,772
Balance as of December 31, 2020	1,772
Unrealized gains (losses) on Available-For-Sale Marketable Securities
Balance as of January 1, 2020	0
Other comprehensive income before reclassifications, net of tax	453
Amounts reclassified from AOCI	0
Other comprehensive income, net of tax	453
Balance as of December 31, 2020	453
Unrealized gains (losses) on cash flow hedges
Balance as of January 1, 2020	0
Other comprehensive income before reclassifications, net of tax	3,445
Amounts reclassified from AOCI	(2,126)
Other comprehensive income, net of tax	1,319
Balance as of December 31, 2020	$ 1,319